Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		30 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
Cash flows from operating activities:
Net loss	$ 7,355,417	$ (7,112,768)
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Vessel depreciation	5,798,940	6,430,572
Gain on sale of vessel	0
Amortization and write off of deferred charges	134,148	140,013
Share-based compensation	473,214	494,250
Unrealized loss on derivatives	436,570	182,625
Changes in operating assets and liabilities	(1,711,071)	2,336,593
Net cash provided by operating activities	12,487,218	387,689
Cash flows from investing activities:
Cash paid for vessel acquisitions and capitalized expenses	(224,955)	(88,023)
(Expenses paid for vessels sale) / Net proceeds from vessels sale	0	4,819,195
Cash paid for vessel sale expenses	(68,048)	0
Cash paid for vessels under construction	(7,105)	(703)	$ (14,400,000)
Net cash used in investing activities	(300,108)	4,730,469
Cash flows from financing activities:
Cash paid for share repurchases	(501,142)	0
Contributions made by non-controlling shareholders	0	390,000
Distributions made to non-controlling shareholders	(390,000)	0
Repayment of long-term bank loans	(5,625,000)	(6,045,000)
Net cash used in financing activities	(6,516,142)	(5,655,000)
Net (decrease) / increase in cash and cash equivalents and restricted cash	5,670,968	(536,842)
Cash, cash equivalents and restricted cash at beginning of period	25,672,454	11,908,595
Cash, cash equivalents and restricted cash at end of period	31,343,422	11,371,753	31,343,422
Cash breakdown
Cash and cash equivalents	25,617,371	6,206,706	25,617,371	$ 20,315,532
Restricted cash	2,826,051	1,615,047	2,826,051	2,156,922
Restricted cash, long term	2,900,000	3,550,000	2,900,000	3,200,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 31,343,422	11,371,753	$ 31,343,422	$ 25,672,454
Nonrelated Party [Member]
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Gain on sale of vessel		$ (2,083,596)